FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value
Schedule of financial assets and liabilities measured on a recurring basis

The fair value of the Company’s financial assets and liabilities that are measured on a recurring basis were determined using the following inputs as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
	$000	$000	$000	$000
ASSETS
Cash equivalents	19,894	—	—	19,894
Total assets	19,894	—	—	19,894

LIABILITIES
Other liabilities measured at fair value:
Warrants liability	—	—	51	51
Scottish Enterprise agreement	—	—	20	20
Other liabilities measured at fair value	—	—	71	71
Total liabilities	—	—	71	71

The fair value of the Company’s financial assets and liabilities that are measured on a recurring basis were determined using the following inputs as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
	$000	$000	$000	$000
ASSETS
Cash equivalents	—	14,592	—
Total assets	—	14,592	—

LIABILITIES
Economic rights	—	—	1,070	1,070
Other liabilities measured at fair value:
Warrants liability	—	—	—	—
Scottish Enterprise agreement	—	—	20	20
Other liabilities measured at fair value	—	—	20	20
Total liabilities	—	—	1,090	1,090

	Fair Value Measurements Using Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total
	$000	$000	$000	$000
Cash equivalents	19,894	—	—	19,894
Warrants liability	—	—	51	51
Other derivatives	—	—	20	20
Total	19,894		71	19,965

Schedule of reconciliation of the beginning and ending balance of Level 3 inputs

The following table reconciles the beginning and ending balances of Level 3 inputs for the nine months ended September 30, 2012:

Level 3
$000
Balance as of December 31, 2011	71
Sale of Economic Rights	1,097
Change in valuation of Economic Rights	(27)
Change in valuation of warrants liability	(51)
Balance as of September 30, 2012	1,090

Level 3
$000
Balance as of December 31, 2010	680
Change in valuation of warrants liability	(629)
Change in valuation of derivative	20
Balance as of December 31, 2011	71

Fair value measurements
Schedule of assumptions used to value the liability

	December 31,
	2010	2011
Exercise price	$59.08	$59.08
Expected term	3.13 Yrs	2.13 Yrs
Risk free interest rate	1.02%	0.25%
Expected volatility	121%	106%
Expected dividend yield over expected term	—	—

Economic Rights
Fair value measurements
Schedule of assumptions used to value the liability

The Company used the following assumptions to calculate the value of the Economic Rights:

	March 22,	September 30,
	2012	2012
Probability of unsuccessful/successful outcomes	25% - 75%	25% - 75%
Amount of award or settlement (1)	$10.0 million - $20.0 million	$10.0 million - $20.0 million
Discount rate	16%	16%
Timing of cash flows	0.75 – 2.27 years	0.25 – 1.77 years
Royalty rate	6%	6%
Litigation expenses	$1.0 million – $3.0 million	$1.0 million – $3.0 million

(1)                     Assumptions take into consideration the cap on the amount that the Company would have to pay investors in the event of an award or settlement.